Exhibit 99
Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	July 2016
Payment Date	8/15/2016
Transaction Month	15
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,941,398,111.43	84,593	55.5 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$440,000,000.00	0.35000%	June 15, 2016
Class A-2a Notes	$325,000,000.00	0.720%	March 15, 2018
Class A-2b Notes	$265,000,000.00	0.711%	March 15, 2018
Class A-3 Notes	$587,800,000.00	1.160%	November 15, 2019
Class A-4 Notes	$132,590,000.00	1.580%	August 15, 2020
Class B Notes	$55,270,000.00	2.040%	October 15, 2020
Class C Notes	$36,850,000.00	2.210%	January 15, 2021
Class D Notes	$36,850,000.00	2.710%	November 15, 2021
Total	$1,879,360,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,124,153.41

Principal:
Principal Collections	$27,279,689.85
Prepayments in Full	$13,975,163.90
Liquidation Proceeds	$621,504.15
Recoveries	$62,573.64
Sub Total	$41,938,931.54
Collections	$45,063,084.95

Purchase Amounts:
Purchase Amounts Related to Principal	$343,258.79
Purchase Amounts Related to Interest	$1,685.15
Sub Total	$344,943.94

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$45,408,028.89

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	July 2016
Payment Date	8/15/2016
Transaction Month	15
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$45,408,028.89
Servicing Fee	$917,688.27	$917,688.27	$0.00	$0.00	$44,490,340.62
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$44,490,340.62
Interest - Class A-2a Notes	$62,269.13	$62,269.13	$0.00	$0.00	$44,428,071.49
Interest - Class A-2b Notes	$51,835.42	$51,835.42	$0.00	$0.00	$44,376,236.07
Interest - Class A-3 Notes	$568,206.67	$568,206.67	$0.00	$0.00	$43,808,029.40
Interest - Class A-4 Notes	$174,576.83	$174,576.83	$0.00	$0.00	$43,633,452.57
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$43,633,452.57
Interest - Class B Notes	$93,959.00	$93,959.00	$0.00	$0.00	$43,539,493.57
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$43,539,493.57
Interest - Class C Notes	$67,865.42	$67,865.42	$0.00	$0.00	$43,471,628.15
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$43,471,628.15
Interest- Class D Notes	$83,219.58	$83,219.58	$0.00	$0.00	$43,388,408.57
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$43,388,408.57
Regular Principal Payment	$39,729,319.44	$39,729,319.44	$0.00	$0.00	$3,659,089.13
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$3,659,089.13
Residual Released to Depositor	$0.00	$3,659,089.13	$0.00	$0.00	$0.00
Total		$45,408,028.89

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$39,729,319.44
Total					$39,729,319.44
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$21,884,794.61	$67.34	$62,269.13	$0.19	$21,947,063.74	$67.53
Class A-2b Notes	$17,844,524.83	$67.34	$51,835.42	$0.20	$17,896,360.25	$67.54
Class A-3 Notes	$0.00	$0.00	$568,206.67	$0.97	$568,206.67	$0.97
Class A-4 Notes	$0.00	$0.00	$174,576.83	$1.32	$174,576.83	$1.32
Class B Notes	$0.00	$0.00	$93,959.00	$1.70	$93,959.00	$1.70
Class C Notes	$0.00	$0.00	$67,865.42	$1.84	$67,865.42	$1.84
Class D Notes	$0.00	$0.00	$83,219.58	$2.26	$83,219.58	$2.26
Total	$39,729,319.44	$21.14	$1,101,932.05	$0.59	$40,831,251.49	$21.73

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	July 2016
Payment Date	8/15/2016
Transaction Month	15

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$103,781,887.80	0.3193289	$81,897,093.19	0.2519911
Class A-2b Notes	$84,622,154.68	0.3193289	$66,777,629.85	0.2519911
Class A-3 Notes	$587,800,000.00	1.0000000	$587,800,000.00	1.0000000
Class A-4 Notes	$132,590,000.00	1.0000000	$132,590,000.00	1.0000000
Class B Notes	$55,270,000.00	1.0000000	$55,270,000.00	1.0000000
Class C Notes	$36,850,000.00	1.0000000	$36,850,000.00	1.0000000
Class D Notes	$36,850,000.00	1.0000000	$36,850,000.00	1.0000000
Total	$1,037,764,042.48	0.5521901	$998,034,723.04	0.5310503

Pool Information
Weighted Average APR	3.550%	3.545%
Weighted Average Remaining Term	43.69	42.87
Number of Receivables Outstanding	59,918	58,601
Pool Balance	$1,101,225,922.66	$1,058,312,369.46
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,044,575,440.76	$1,004,202,418.02
Pool Factor	0.5672334	0.5451290

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$9,706,990.56
Targeted Credit Enhancement Amount	$15,874,685.54
Yield Supplement Overcollateralization Amount	$54,109,951.44
Targeted Overcollateralization Amount	$60,277,646.42
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$60,277,646.42

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$9,706,990.56
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$9,706,990.56
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$9,706,990.56

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	July 2016
Payment Date	8/15/2016
Transaction Month	15
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		161	$693,936.51
(Recoveries)		70	$62,573.64
Net Loss for Current Collection Period			$631,362.87
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.6880%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.4903%
Second Prior Collection Period			0.4209%
Prior Collection Period			0.3846%
Current Collection Period			0.7017%
Four Month Average (Current and Prior Three Collection Periods)			0.4994%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,594	$5,962,535.37
(Cumulative Recoveries)			$432,721.82
Cumulative Net Loss for All Collection Periods			$5,529,813.55
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.2848%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,298.59
Average Net Loss for Receivables that have experienced a Realized Loss			$2,131.77

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.19%	589	$12,549,843.39
61-90 Days Delinquent	0.18%	85	$1,946,350.51
91-120 Days Delinquent	0.07%	31	$737,738.83
Over 120 Days Delinquent	0.06%	25	$663,463.78
Total Delinquent Receivables	1.50%	730	$15,897,396.51

Repossession Inventory:
Repossessed in the Current Collection Period		38	$878,833.78
Total Repossessed Inventory		63	$1,555,287.75

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1712%
Prior Collection Period			0.2387%
Current Collection Period			0.2406%
Three Month Average			0.2168%

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	July 2016
Payment Date	8/15/2016
Transaction Month	15

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2016

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer